Leases - Amounts recognized in profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses related to lease liabilities	$ 206.0	$ 139.6
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	101.6	71.7
Containers
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	$ 34.3	$ 36.6